RECLAMATION BONDS	12 Months Ended
Dec. 31, 2021
Reclamation Bonds [Abstract]
RECLAMATION BONDS [Text Block]

11. RECLAMATION BONDS

Reclamation bonds are held as security towards future project and royalty generation work and the related future potential cost of reclamation of the Company's land and unproven mineral interests. Once reclamation of the properties is complete, the bonds will be returned to the Company.

	December 31, 2021	December 31, 2020
U.S.A	$1,028	$448
Sweden	32	8
Total	$1,060	$456

As at December 31, 2021, the Company has no material reclamation obligations.